Nature of expenses (Tables)	12 Months Ended
Dec. 31, 2023
Nature of expenses
Summary of nature of expenses

	2023	2022
	$	$

Production and manufacturing costs	873	2,397
Salaries and benefits	15,011	14,942
Consulting fees	5,820	4,146
Research and development expenses	2,977	2,839
Impairment of goodwill	—	2,524
Sales and marketing expenses	2,199	1,711
Amortization and depreciation	1,146	1,604
Share-based compensation	3,417	4,238
Rent	715	496
Software/hardware	585	1,003
Insurance	1,400	1,239
Office and shop supplies	279	683
Other expenses	1,317	985
Expected credit loss (note 4)	76	—
	35,815	38,807